Current Expected Credit Losses - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Accounting Standards Update 2016-13 [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowances for credit losses transition provision adjustment to equity	$ 0.1